Nature of Operations	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS [Abstract]
Nature of Operations
NATURE OF OPERATIONS

Sabine Pass LNG, L.P., a Delaware limited partnership, is a Houston-based partnership formed with one general partner, Sabine Pass LNG-GP, LLC ("Sabine Pass GP"), an indirect subsidiary of Cheniere Energy, Inc. ("Cheniere"), and one limited partner, Sabine Pass LNG-LP, LLC ("Sabine Pass LP"), an indirect subsidiary of Cheniere. Cheniere has a 59.5% ownership interest in Cheniere Energy Partners, L.P. ("Cheniere Partners"), which is the 100% parent of Cheniere Energy Investments, LLC ("Cheniere Investments"), the 100% parent of Sabine Pass GP, Sabine Pass LP and us. As used in these Notes to Consolidated Financial Statements, the terms "we", "us" and "our" refer to Sabine Pass LNG, L.P. The purpose of this limited partnership is to own, develop and operate a liquefied natural gas ("LNG") receiving and regasification terminal in western Cameron Parish, Louisiana, less than four miles from the Gulf Coast on the Sabine Pass deepwater ship channel ("our LNG terminal").